Investment Objectives and Goals	Dec. 31, 2025
Vident U.S. Bond Strategy ETF™
Prospectus [Line Items]
Risk/Return [Heading]	Vident U.S. Bond Strategy ETFTM
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vident U.S. Bond Strategy ETF™ (the “Fund” or the “U.S. Bond ETF”) seeks current income and long-term capital appreciation.
Vident U.S. Equity Strategy ETF™
Prospectus [Line Items]
Risk/Return [Heading]	Vident U.S. Equity Strategy ETFTM
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vident U.S. Equity Strategy ETF™ (the “Fund” or “U.S. Equity ETF”) seeks to track the performance, before fees and expenses, of the Vident U.S. Quality IndexTM (the “Index” or the “U.S. Quality Index”).
Vident International Equity Strategy ETF™
Prospectus [Line Items]
Risk/Return [Heading]	Vident International Equity Strategy ETFTM
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vident International Equity Strategy ETF™ (the “Fund” or “International Equity ETF”) seeks to track the performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index” or the “International Equity Index”).